STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

November 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.5%
Banks - 7.0%
Ameris Bancorp	100,181		4,372,901
Atlantic Union Bankshares	178,909	[a]	6,762,760
Essent Group	99,741		5,450,846
First BanCorp	909,446		9,549,183
First Interstate BancSystem, Cl. A	168,957		7,113,090
First Merchants	96,775		3,918,420
			37,167,200
Capital Goods - 8.7%
Advanced Drainage Systems	94,810	[a]	3,617,950
Aerojet Rocketdyne Holdings	164,533	[b]	7,272,359
American Woodmark	43,197	[b]	4,444,971
Builders FirstSource	219,321	[b]	5,572,947
Harsco	130,004	[b]	2,892,589
Masonite International	98,685	[b]	7,085,583
Nesco Holdings	404,551	[b]	1,213,653
Quanta Services	123,295		5,134,004
Tennant	67,986		5,062,238
Valmont Industries	24,479		3,503,924
			45,800,218
Commercial & Professional Services - 3.8%
Clarivate Analytics	630,925	[a,b]	11,344,031
Covanta Holding	600,739		8,836,871
			20,180,902
Consumer Durables & Apparel - 4.1%
Century Communities	160,442	[a,b]	4,572,597
KB Home	153,469		5,306,958
Skyline Champion	148,736	[b]	4,935,060
Taylor Morrison Home	302,849	[b]	7,032,154
			21,846,769
Consumer Services - 4.6%
Adtalem Global Education	144,417	[b]	4,871,185
Dave & Buster's Entertainment	138,314	[a]	5,557,456
Houghton Mifflin Harcourt	455,001	[b]	2,670,856
OneSpaWorld Holdings	289,596	[a]	4,729,103
Penn National Gaming	287,630	[b]	6,624,119
			24,452,719
Diversified Financials - 4.4%
FirstCash	58,574		4,735,122
OneMain Holdings	213,692		9,207,988

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Diversified Financials - 4.4% (continued)
PJT Partners, Cl. A	216,819		9,240,826
			23,183,936
Energy - 6.1%
Ardmore Shipping	376,668	[b]	3,009,577
Euronav	231,490		2,513,981
Laredo Petroleum	938,313	[a,b]	2,026,756
PBF Energy, Cl. A	426,704		13,355,835
Scorpio Tankers	193,741	[a]	6,662,751
Select Energy Services, Cl. A	572,888	[b]	4,399,780
			31,968,680
Food, Beverage & Tobacco - 2.0%
Darling Ingredients	445,872	[b]	10,611,754
Health Care Equipment & Services - 1.4%
Acadia Healthcare	41,696	[a,b]	1,340,943
AxoGen	349,886	[b]	6,063,524
			7,404,467
Insurance - 2.5%
Argo Group International Holdings	72,901		4,795,428
The Hanover Insurance Group	61,492		8,358,608
			13,154,036
Materials - 11.6%
Alamos Gold, Cl. A	1,893,219	[a]	10,734,552
Cabot	297,013		13,956,641
Eagle Materials	72,332		6,656,714
IAMGOLD	1,757,302	[b]	6,361,433
Louisiana-Pacific	438,068		12,993,097
Norbord	133,841	[a]	3,779,670
US Concrete	164,528	[b]	6,734,131
			61,216,238
Media & Entertainment - 3.2%
Criteo, ADR	407,782	[b]	7,278,909
Nexstar Media Group, Cl. A	55,848		6,015,388
Sinclair Broadcast Group, Cl. A	109,469	[a]	3,812,805
			17,107,102
Pharmaceuticals Biotechnology & Life Sciences - 7.1%
Aerie Pharmaceuticals	285,553	[a,b]	5,422,651
Flexion Therapeutics	583,508	[a,b]	10,345,597
Sage Therapeutics	34,976	[a,b]	5,413,236
Syneos Health	108,040	[b]	5,932,476
TherapeuticsMD	3,048,315	[a,b]	7,651,271
uniQure	47,795	[b]	2,660,270
			37,425,501
Real Estate - 7.2%
Colliers International Group	96,084	[b]	6,938,226

Description		Shares		Value ($)
Common Stocks - 96.5% (continued)
Real Estate - 7.2% (continued)
CoreSite Realty		59,086	[c]	6,699,762
Douglas Emmett		189,899	[c]	8,368,849
Kilroy Realty		93,926	[c]	7,818,400
Redfin		440,626	[a,b]	8,495,269
				38,320,506
Software & Services - 7.9%
Cardtronics, Cl. A		201,706	[a,b]	8,516,027
Cloudera		659,646	[a,b]	6,517,302
Everbridge		110,922	[a,b]	9,754,481
Evertec		219,421		7,113,629
Talend, ADR		264,347	[a,b]	10,034,612
				41,936,051
Technology Hardware & Equipment - 3.2%
Ciena		321,220	[b]	12,193,511
Itron		61,467	[b]	4,922,277
				17,115,788
Transportation - 8.9%
Knight-Swift Transportation Holdings		328,265	[a]	12,142,522
Mesa Air Group		250,354	[b]	1,820,074
Scorpio Bulkers		646,870		3,958,844
SkyWest		246,785		15,458,612
Werner Enterprises		367,242	[a]	13,499,816
				46,879,868
Utilities - 2.8%
AquaVenture Holdings		361,623	[a,b]	8,049,728
Clearway Energy, Cl. C		349,900	[a]	6,938,517
				14,988,245
Total Common Stocks (cost $469,185,555)				510,759,980

Exchange-Traded Funds - 2.6%
Registered Investment Companies - 2.6%
iShares Russell 2000 ETF		66,196	[a]	10,708,527
Vanguard Small-Cap ETF		19,537		3,184,531
Total Exchange-Traded Funds (cost $13,882,496)				13,893,058
	Maturity Date	Number of Warrants
Warrants - .0%
Capital Goods - .0%
Nesco Holdings (cost $202,770)	1/01/25	172,384		77,573

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - ..6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,982,759)	1.63	2,982,759	[d]	2,982,759

Investment of Cash Collateral for Securities Loaned - 8.4%
Registered Investment Companies - 8.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $44,641,037)	1.63	44,641,037	[d]	44,641,037
Total Investments (cost $530,894,617)		108.1%		572,354,407
Liabilities, Less Cash and Receivables		(8.1%)		(42,674,910)
Net Assets		100.0%		529,679,497

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $118,310,613 and the value of the collateral was $121,675,677, consisting of cash collateral of $44,641,037 and U.S. Government & Agency securities valued at $77,034,640.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	510,759,980	-	-	510,759,980
Exchange-Traded Funds	13,893,058	-	-	13,893,058
Investment Companies	47,623,796	-	-	47,623,796
Warrants	77,573	-	-	77,573

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $41,459,790, consisting of $81,869,380 gross unrealized appreciation and $40,409,590 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.